Other Current Assets (Details) - Schedule of other current assets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Schedule of other current assets [Abstract]
Deposits	[1]	$ 2,981,684	$ 1,909,800
Due from third parties	[2]		97,771
Office rental deposit		41,793
Others		27,139	12,803
Total		$ 3,050,616	$ 2,020,374

[1]	As of December 31, 2021 and 2020, the balance of deposits represented the deposits made to two service providers respectively, who paid utility charges in mining facilities on behalf of the Company. The deposits are refundable upon expiration of the agreement between the Company and the service provider, which may be due within 12 months from the effective date of the agreement.
[2]	As of December 31, 2020, the balance of due from third parties represented lending of 5.19 bitcoins. During the year ended December 31, 2021, the Company lent an additional 141.99 bitcoins to two third parties. The bitcoins were repayable on demand. As of December 31, 2021, the third parties repaid all bitcoins.